Shareholder Report, Holdings (Details)	Mar. 31, 2026
JOHCM Emerging Markets Discovery Fund - Advisor Shares | ASPEED Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | Asia Vital Components Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | Banco del Bajio S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | Anhui Yingliu Electromechanical Co. Ltd. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | Elite Material Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | Diagnostyka S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | LandMark Optoelectronics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | Gold Circuit Electronics Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | Fositek Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | Bizlink Holding, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | All other countries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | All other industries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | INDIA
Holdings [Line Items]
Percent of Net Asset Value	12.50%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.40%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | CHINA
Holdings [Line Items]
Percent of Net Asset Value	12.80%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.70%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JOHCM Emerging Markets Discovery Fund - Advisor Shares | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | ASPEED Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | Asia Vital Components Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | Banco del Bajio S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | Anhui Yingliu Electromechanical Co. Ltd. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | Elite Material Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | Diagnostyka S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | LandMark Optoelectronics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | Gold Circuit Electronics Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | Fositek Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | Bizlink Holding, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | All other countries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | All other industries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | INDIA
Holdings [Line Items]
Percent of Net Asset Value	12.50%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.40%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | CHINA
Holdings [Line Items]
Percent of Net Asset Value	12.80%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.70%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JOHCM Emerging Markets Discovery Fund - Institutional Shares | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | Hong Kong Exchanges & Clearing Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | Itau Unibanco Holding S.A. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | Banco BTG Pactual S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | Samsung Life Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | Barrick Mining Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | Grupo Financiero Banorte S.A.B. de C.V., Series O [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | All other countries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | All other industries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.40%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.60%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JOHCM Emerging Markets Opportunities Fund - Advisor Shares | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | Hong Kong Exchanges & Clearing Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | Itau Unibanco Holding S.A. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | Banco BTG Pactual S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | Samsung Life Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | Barrick Mining Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | Grupo Financiero Banorte S.A.B. de C.V., Series O [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | All other countries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | All other industries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.40%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.60%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JOHCM Emerging Markets Opportunities Fund - Institutional Shares | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | Hong Kong Exchanges & Clearing Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | Itau Unibanco Holding S.A. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | Banco BTG Pactual S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | Samsung Life Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | Barrick Mining Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | Grupo Financiero Banorte S.A.B. de C.V., Series O [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | All other countries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | All other industries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.40%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.60%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JOHCM Emerging Markets Opportunities Fund - Investor Shares | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JOHCM International Opportunities Fund - Institutional Shares | Deutsche Boerse A.G. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JOHCM International Opportunities Fund - Institutional Shares | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JOHCM International Opportunities Fund - Institutional Shares | Japan Exchange Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JOHCM International Opportunities Fund - Institutional Shares | QBE Insurance Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JOHCM International Opportunities Fund - Institutional Shares | Leonardo S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JOHCM International Opportunities Fund - Institutional Shares | Thales S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JOHCM International Opportunities Fund - Institutional Shares | Publicis Groupe S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JOHCM International Opportunities Fund - Institutional Shares | Heidelberg Materials A.G. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JOHCM International Opportunities Fund - Institutional Shares | SoftBank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JOHCM International Opportunities Fund - Institutional Shares | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JOHCM International Opportunities Fund - Institutional Shares | All other countries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JOHCM International Opportunities Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JOHCM International Opportunities Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JOHCM International Opportunities Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JOHCM International Opportunities Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
JOHCM International Opportunities Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JOHCM International Opportunities Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JOHCM International Opportunities Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
JOHCM International Opportunities Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JOHCM International Opportunities Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
JOHCM International Opportunities Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JOHCM International Opportunities Fund - Institutional Shares | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM International Opportunities Fund - Institutional Shares | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JOHCM International Opportunities Fund - Institutional Shares | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JOHCM International Opportunities Fund - Institutional Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.40%
JOHCM International Opportunities Fund - Institutional Shares | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.20%
JOHCM International Opportunities Fund - Institutional Shares | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	19.20%
JOHCM International Opportunities Fund - Institutional Shares | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JOHCM International Opportunities Fund - Institutional Shares | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JOHCM International Opportunities Fund - Institutional Shares | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM International Opportunities Fund - Institutional Shares | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JOHCM International Opportunities Fund - Institutional Shares | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JOHCM International Opportunities Fund - Institutional Shares | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JOHCM International Select Fund - Institutional Shares | Centrica PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JOHCM International Select Fund - Institutional Shares | Millicom International Cellular S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM International Select Fund - Institutional Shares | E.ON S.E. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM International Select Fund - Institutional Shares | Roche Holding A.G. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JOHCM International Select Fund - Institutional Shares | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JOHCM International Select Fund - Institutional Shares | Sandoz Group A.G. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JOHCM International Select Fund - Institutional Shares | Sandvik AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JOHCM International Select Fund - Institutional Shares | UCB S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JOHCM International Select Fund - Institutional Shares | Singapore Exchange Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JOHCM International Select Fund - Institutional Shares | Galderma Group A.G. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JOHCM International Select Fund - Institutional Shares | All other countries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JOHCM International Select Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JOHCM International Select Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JOHCM International Select Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
JOHCM International Select Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JOHCM International Select Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
JOHCM International Select Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JOHCM International Select Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
JOHCM International Select Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM International Select Fund - Institutional Shares | All other industries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JOHCM International Select Fund - Institutional Shares | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JOHCM International Select Fund - Institutional Shares | GUATEMALA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM International Select Fund - Institutional Shares | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JOHCM International Select Fund - Institutional Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JOHCM International Select Fund - Institutional Shares | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.60%
JOHCM International Select Fund - Institutional Shares | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.40%
JOHCM International Select Fund - Institutional Shares | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JOHCM International Select Fund - Institutional Shares | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JOHCM International Select Fund - Institutional Shares | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JOHCM International Select Fund - Institutional Shares | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JOHCM International Select Fund - Institutional Shares | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JOHCM International Select Fund - Institutional Shares | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JOHCM International Select Fund - Investor Shares | Centrica PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JOHCM International Select Fund - Investor Shares | Millicom International Cellular S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM International Select Fund - Investor Shares | E.ON S.E. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM International Select Fund - Investor Shares | Roche Holding A.G. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JOHCM International Select Fund - Investor Shares | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JOHCM International Select Fund - Investor Shares | Sandoz Group A.G. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JOHCM International Select Fund - Investor Shares | Sandvik AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JOHCM International Select Fund - Investor Shares | UCB S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JOHCM International Select Fund - Investor Shares | Singapore Exchange Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JOHCM International Select Fund - Investor Shares | Galderma Group A.G. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JOHCM International Select Fund - Investor Shares | All other countries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JOHCM International Select Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JOHCM International Select Fund - Investor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JOHCM International Select Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
JOHCM International Select Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JOHCM International Select Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
JOHCM International Select Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JOHCM International Select Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
JOHCM International Select Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM International Select Fund - Investor Shares | All other industries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JOHCM International Select Fund - Investor Shares | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JOHCM International Select Fund - Investor Shares | GUATEMALA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JOHCM International Select Fund - Investor Shares | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JOHCM International Select Fund - Investor Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JOHCM International Select Fund - Investor Shares | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.60%
JOHCM International Select Fund - Investor Shares | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.40%
JOHCM International Select Fund - Investor Shares | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JOHCM International Select Fund - Investor Shares | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JOHCM International Select Fund - Investor Shares | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JOHCM International Select Fund - Investor Shares | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JOHCM International Select Fund - Investor Shares | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JOHCM International Select Fund - Investor Shares | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | East West Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | New York Times (The) Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | MYR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | Lincoln Electric Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | SiTime Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | Trimble, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | JB Hunt Transport Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | Webster Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | MSA Safety, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | All other countries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Trillium ESG Small/Mid Cap Fund - Institutional Shares | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Trillium ESG Global Equity Fund - Institutional Shares | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Trillium ESG Global Equity Fund - Institutional Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Trillium ESG Global Equity Fund - Institutional Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Trillium ESG Global Equity Fund - Institutional Shares | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Trillium ESG Global Equity Fund - Institutional Shares | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Trillium ESG Global Equity Fund - Institutional Shares | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Trillium ESG Global Equity Fund - Institutional Shares | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Trillium ESG Global Equity Fund - Institutional Shares | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Trillium ESG Global Equity Fund - Institutional Shares | Vertex Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Trillium ESG Global Equity Fund - Institutional Shares | Bank of New York Mellon (The) Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Trillium ESG Global Equity Fund - Institutional Shares | All other countries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Trillium ESG Global Equity Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Trillium ESG Global Equity Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Trillium ESG Global Equity Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Trillium ESG Global Equity Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Trillium ESG Global Equity Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Trillium ESG Global Equity Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Trillium ESG Global Equity Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Trillium ESG Global Equity Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Trillium ESG Global Equity Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Trillium ESG Global Equity Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Trillium ESG Global Equity Fund - Institutional Shares | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.90%
Trillium ESG Global Equity Fund - Institutional Shares | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Trillium ESG Global Equity Fund - Institutional Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Trillium ESG Global Equity Fund - Institutional Shares | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Trillium ESG Global Equity Fund - Institutional Shares | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Trillium ESG Global Equity Fund - Institutional Shares | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Trillium ESG Global Equity Fund - Institutional Shares | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Trillium ESG Global Equity Fund - Institutional Shares | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Trillium ESG Global Equity Fund- Investor Shares | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Trillium ESG Global Equity Fund- Investor Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Trillium ESG Global Equity Fund- Investor Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Trillium ESG Global Equity Fund- Investor Shares | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Trillium ESG Global Equity Fund- Investor Shares | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Trillium ESG Global Equity Fund- Investor Shares | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Trillium ESG Global Equity Fund- Investor Shares | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Trillium ESG Global Equity Fund- Investor Shares | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Trillium ESG Global Equity Fund- Investor Shares | Vertex Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Trillium ESG Global Equity Fund- Investor Shares | Bank of New York Mellon (The) Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Trillium ESG Global Equity Fund- Investor Shares | All other countries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Trillium ESG Global Equity Fund- Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Trillium ESG Global Equity Fund- Investor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Trillium ESG Global Equity Fund- Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Trillium ESG Global Equity Fund- Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Trillium ESG Global Equity Fund- Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Trillium ESG Global Equity Fund- Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Trillium ESG Global Equity Fund- Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Trillium ESG Global Equity Fund- Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Trillium ESG Global Equity Fund- Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Trillium ESG Global Equity Fund- Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Trillium ESG Global Equity Fund- Investor Shares | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.90%
Trillium ESG Global Equity Fund- Investor Shares | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Trillium ESG Global Equity Fund- Investor Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Trillium ESG Global Equity Fund- Investor Shares | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Trillium ESG Global Equity Fund- Investor Shares | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Trillium ESG Global Equity Fund- Investor Shares | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Trillium ESG Global Equity Fund- Investor Shares | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Trillium ESG Global Equity Fund- Investor Shares | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
TSW Emerging Markets Fund - Institutional Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
TSW Emerging Markets Fund - Institutional Shares | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
TSW Emerging Markets Fund - Institutional Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
TSW Emerging Markets Fund - Institutional Shares | Shinhan Financial Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
TSW Emerging Markets Fund - Institutional Shares | Naspers Ltd. - Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
TSW Emerging Markets Fund - Institutional Shares | Alibaba Group Holding Ltd. - Class W [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
TSW Emerging Markets Fund - Institutional Shares | Georgia Capital PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
TSW Emerging Markets Fund - Institutional Shares | Zijin Mining Group Co. Ltd. - Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
TSW Emerging Markets Fund - Institutional Shares | Krafton, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
TSW Emerging Markets Fund - Institutional Shares | Hyundai Motor Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
TSW Emerging Markets Fund - Institutional Shares | All other countries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
TSW Emerging Markets Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
TSW Emerging Markets Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
TSW Emerging Markets Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
TSW Emerging Markets Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
TSW Emerging Markets Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
TSW Emerging Markets Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
TSW Emerging Markets Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
TSW Emerging Markets Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
TSW Emerging Markets Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
TSW Emerging Markets Fund - Institutional Shares | All other industries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TSW Emerging Markets Fund - Institutional Shares | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
TSW Emerging Markets Fund - Institutional Shares | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.80%
TSW Emerging Markets Fund - Institutional Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.10%
TSW Emerging Markets Fund - Institutional Shares | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.90%
TSW Emerging Markets Fund - Institutional Shares | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	18.20%
TSW Emerging Markets Fund - Institutional Shares | CHINA
Holdings [Line Items]
Percent of Net Asset Value	15.30%
TSW Emerging Markets Fund - Institutional Shares | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%
TSW Emerging Markets Fund - Institutional Shares | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TSW Emerging Markets Fund - Institutional Shares | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.80%
TSW Emerging Markets Fund - Institutional Shares | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
TSW Emerging Markets Fund - Institutional Shares | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
TSW Emerging Markets Fund - Institutional Shares | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
TSW High Yield Bond Fund - Institutional Shares | Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
TSW High Yield Bond Fund - Institutional Shares | Bath & Body Works, Inc., 6.88%, 11/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
TSW High Yield Bond Fund - Institutional Shares | Iron Mountain, Inc., 6.25%, 01/15/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
TSW High Yield Bond Fund - Institutional Shares | Graphic Packaging International LLC, 6.38%, 07/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
TSW High Yield Bond Fund - Institutional Shares | American Axle & Manufacturing, Inc., 7.75%, 10/15/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
TSW High Yield Bond Fund - Institutional Shares | Gen Digital, Inc., 6.25%, 04/01/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
TSW High Yield Bond Fund - Institutional Shares | StoneX Group, Inc., 7.88%, 03/01/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
TSW High Yield Bond Fund - Institutional Shares | Herc Holdings, Inc., 7.25%, 06/15/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
TSW High Yield Bond Fund - Institutional Shares | JB Poindexter & Co., Inc., 8.75%, 12/15/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
TSW High Yield Bond Fund - Institutional Shares | Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
TSW High Yield Bond Fund - Institutional Shares | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
TSW Large Cap Value Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	2.80%
TSW Large Cap Value Fund - Institutional Shares | Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
TSW Large Cap Value Fund - Institutional Shares | Charter Communications, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
TSW Large Cap Value Fund - Institutional Shares | Kraft Heinz (The) Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
TSW Large Cap Value Fund - Institutional Shares | Dominion Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
TSW Large Cap Value Fund - Institutional Shares | Evergy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
TSW Large Cap Value Fund - Institutional Shares | Anheuser-Busch InBev S.A./N.V. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
TSW Large Cap Value Fund - Institutional Shares | Kinder Morgan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
TSW Large Cap Value Fund - Institutional Shares | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
TSW Large Cap Value Fund - Institutional Shares | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
TSW Large Cap Value Fund - Institutional Shares | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
TSW Large Cap Value Fund - Institutional Shares | All other countries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
TSW Large Cap Value Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
TSW Large Cap Value Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
TSW Large Cap Value Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
TSW Large Cap Value Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
TSW Large Cap Value Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
TSW Large Cap Value Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
TSW Large Cap Value Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
TSW Large Cap Value Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
TSW Large Cap Value Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
TSW Large Cap Value Fund - Institutional Shares | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
TSW Large Cap Value Fund - Institutional Shares | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	78.30%
TSW Large Cap Value Fund - Institutional Shares | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
TSW Core Plus Bond Fund - Institutional Shares | U.S. Treasury Notes, 4.25%, 08/15/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
TSW Core Plus Bond Fund - Institutional Shares | U.S. Treasury Notes, 3.88%, 08/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
TSW Core Plus Bond Fund - Institutional Shares | U.S. Treasury Notes, 4.00%, 03/31/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
TSW Core Plus Bond Fund - Institutional Shares | Fannie Mae Pool #MA5313, 5.50%, 03/01/44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
TSW Core Plus Bond Fund - Institutional Shares | U.S. Treasury Bonds, 4.13%, 08/15/44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
TSW Core Plus Bond Fund - Institutional Shares | U.S. Treasury Notes, 3.63%, 09/30/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
TSW Core Plus Bond Fund - Institutional Shares | U.S. Treasury Notes, 4.13%, 10/31/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
TSW Core Plus Bond Fund - Institutional Shares | Fannie Mae Pool #MA5498, 6.00%, 10/01/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
TSW Core Plus Bond Fund - Institutional Shares | U.S. Treasury Notes, 3.75%, 11/30/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
TSW Core Plus Bond Fund - Institutional Shares | Freddie Mac Pool #SD8233, 5.00%, 07/01/52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
TSW Core Plus Bond Fund - Institutional Shares | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
TSW Core Plus Bond Fund - Institutional Shares | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
TSW Core Plus Bond Fund - Institutional Shares | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Qnity Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | All other countries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	88.20%
Barrow Hanley US Value Opportunities Fund - Institutional Shares | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Barrow Hanley Total Return Bond Fund - Institutional Shares | U.S. Treasury Notes, 4.88%, 04/30/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Barrow Hanley Total Return Bond Fund - Institutional Shares | U.S. Treasury Notes, 4.13%, 02/15/36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Barrow Hanley Total Return Bond Fund - Institutional Shares | CaixaBank S.A., 5.58%, 07/03/36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Barrow Hanley Total Return Bond Fund - Institutional Shares | U.S. Treasury Bonds, 4.75%, 08/15/55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Barrow Hanley Total Return Bond Fund - Institutional Shares | Fannie Mae Pool #FM8787, 2.50%, 10/01/51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Barrow Hanley Total Return Bond Fund - Institutional Shares | U.S. Treasury Notes, 3.50%, 02/28/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Barrow Hanley Total Return Bond Fund - Institutional Shares | Freddie Mac Pool #SL1016, 5.50%, 05/01/55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Barrow Hanley Total Return Bond Fund - Institutional Shares | NRTH Commercial Mortgage Trust, Series 2025-PARK - Class A, 5.07%, 10/15/40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Barrow Hanley Total Return Bond Fund - Institutional Shares | Fannie Mae Pool #FS3744, 2.00%, 07/01/51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Barrow Hanley Total Return Bond Fund - Institutional Shares | Fannie Mae Pool #BV8017, 4.50%, 08/01/52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Barrow Hanley Total Return Bond Fund - Institutional Shares | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Barrow Hanley Total Return Bond Fund - Institutional Shares | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Barrow Hanley Total Return Bond Fund - Institutional Shares | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Barrow Hanley Total Return Bond Fund - Institutional Shares | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Barrow Hanley Total Return Bond Fund - Institutional Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Barrow Hanley International Value Fund - Institutional Shares | Equinor ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Barrow Hanley International Value Fund - Institutional Shares | Aker BP ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Barrow Hanley International Value Fund - Institutional Shares | Julius Baer Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Barrow Hanley International Value Fund - Institutional Shares | TOTO Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Barrow Hanley International Value Fund - Institutional Shares | Snam S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Barrow Hanley International Value Fund - Institutional Shares | Sensata Technologies Holding PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Barrow Hanley International Value Fund - Institutional Shares | MISUMI Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Barrow Hanley International Value Fund - Institutional Shares | Omron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Barrow Hanley International Value Fund - Institutional Shares | SCOR S.E. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Barrow Hanley International Value Fund - Institutional Shares | BNP Paribas S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Barrow Hanley International Value Fund - Institutional Shares | All other countries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Barrow Hanley International Value Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Barrow Hanley International Value Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Barrow Hanley International Value Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Barrow Hanley International Value Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Barrow Hanley International Value Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Barrow Hanley International Value Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Barrow Hanley International Value Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Barrow Hanley International Value Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Barrow Hanley International Value Fund - Institutional Shares | All other industries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Barrow Hanley International Value Fund - Institutional Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Barrow Hanley International Value Fund - Institutional Shares | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Barrow Hanley International Value Fund - Institutional Shares | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Barrow Hanley International Value Fund - Institutional Shares | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Barrow Hanley International Value Fund - Institutional Shares | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Barrow Hanley International Value Fund - Institutional Shares | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Barrow Hanley International Value Fund - Institutional Shares | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Barrow Hanley International Value Fund - Institutional Shares | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Barrow Hanley International Value Fund - Institutional Shares | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Barrow Hanley International Value Fund - Institutional Shares | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Barrow Hanley International Value Fund - Institutional Shares | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Barrow Hanley International Value Fund - Institutional Shares | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Barrow Hanley International Value Fund - Institutional Shares | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Barrow Hanley Floating Rate Fund - Institutional Shares | Koppers, Inc., Term B-2 Loan, 6.17%, 04/10/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Barrow Hanley Floating Rate Fund - Institutional Shares | Chemours (The) Co., Tranche B-4 US$ Term Loan, 7.17%, 10/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Barrow Hanley Floating Rate Fund - Institutional Shares | Magnite, Inc., Amendment No. 2 Initial Term Loan, 6.67%, 02/06/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Barrow Hanley Floating Rate Fund - Institutional Shares | Global IID Parent LLC, 2025 Refinancing Term B Loan, 8.21%, 12/16/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Barrow Hanley Floating Rate Fund - Institutional Shares | BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan, 6.92%, 12/11/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Barrow Hanley Floating Rate Fund - Institutional Shares | MED ParentCo L.P., Eleventh Amendment Refinancing Term Loan, 6.67%, 04/15/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Barrow Hanley Floating Rate Fund - Institutional Shares | Agiliti Health, Inc., Term Loan, 6.58%, 05/01/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Barrow Hanley Floating Rate Fund - Institutional Shares | Acrisure LLC, 2025 Term B Loan, 6.92%, 06/21/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Barrow Hanley Floating Rate Fund - Institutional Shares | MH Sub I LLC, 2023 May Incremental Term Loan, 7.92%, 05/03/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Barrow Hanley Floating Rate Fund - Institutional Shares | Greystone Select Financial LLC, Initial Term Loan, 8.93%, 06/16/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Barrow Hanley Floating Rate Fund - Institutional Shares | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.70%
Barrow Hanley Floating Rate Fund - Institutional Shares | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Barrow Hanley Floating Rate Fund - Institutional Shares | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Barrow Hanley Floating Rate Fund - Institutional Shares | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Barrow Hanley Floating Rate Fund - Institutional Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | Parex Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | Bank Mandiri Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | Korea Electric Power Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | LG Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | Samsung Electro-Mechanics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | Bizlink Holding, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | Hyundai Motor Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | Ping An Insurance Group Co. of China Ltd. - Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | All other countries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | All other industries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Barrow Hanley Emerging Markets Value Fund - Institutional Shares | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Barrow Hanley Credit Opportunities Fund - Institutional Shares | Barrow Hanley Floating Rate Fund, 0.00%, [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Barrow Hanley Credit Opportunities Fund - Institutional Shares | Bread Financial Holdings, Inc., 8.38%, 06/15/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Barrow Hanley Credit Opportunities Fund - Institutional Shares | PROG Holdings, Inc., 6.00%, 11/15/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Barrow Hanley Credit Opportunities Fund - Institutional Shares | ILFC E-Capital Trust I, 6.38%, 12/21/65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Barrow Hanley Credit Opportunities Fund - Institutional Shares | Mativ Holdings, Inc., 8.00%, 10/01/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Barrow Hanley Credit Opportunities Fund - Institutional Shares | ITT Holdings LLC, 6.50%, 08/01/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Barrow Hanley Credit Opportunities Fund - Institutional Shares | B&G Foods, Inc., 8.00%, 09/15/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Barrow Hanley Credit Opportunities Fund - Institutional Shares | Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Barrow Hanley Credit Opportunities Fund - Institutional Shares | MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Barrow Hanley Credit Opportunities Fund - Institutional Shares | Arbor Realty SR, Inc., 7.88%, 07/15/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Barrow Hanley Credit Opportunities Fund - Institutional Shares | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.20%
Barrow Hanley Credit Opportunities Fund - Institutional Shares | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Barrow Hanley Credit Opportunities Fund - Institutional Shares | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Barrow Hanley Credit Opportunities Fund - Institutional Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | Samsung Electro-Mechanics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | Bizlink Holding, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | Hyundai Motor Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | B3 S.A. - Brasil Bolsa Balcao [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | Ping An Insurance Group Co. of China Ltd. - Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | Amorepacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | Saudi National Bank (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | ASMPT Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | All other countries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | All other industries less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%